Debt and Other Financing Arrangements	12 Months Ended
Dec. 31, 2010
Debt And Other Financing Arrangements Disclosure [Abstract]
Debt and Other Financing Arrangements

Note 9.       Debt and Other Financing Arrangements

(In millions except per share amounts)	2010	2009

2.50% Senior Convertible Notes, Due 2023 Convertible at $23.73 per Share (net of unamortized discount of $0.4)	$—	$12.6
Floating Rate Senior Convertible Debentures, Due 2033 Convertible at $29.55 per Share (net of unamortized discount of $1.5)	—	325.0
3.25% Senior Subordinated Convertible Notes, Due 2024 Convertible at $40.20 per Share (net of unamortized discount of $1.4 and $9.0, respectively)	327.9	320.3
2.15% Senior Notes, Due 2012 (includes interest rate hedge of $6.6 in 2010; net of interest rate hedge of $2.9 in 2009 and unamortized discount of $0.4 and $0.5, respectively)	356.2	346.6
3.25% Senior Notes, Due 2014 (includes interest rate hedge of $13.8 in 2010; net of interest rate hedge of $6.6 in 2009 and unamortized discount of $0.3 and $0.4, respectively)	413.5	393.0
3.20% Senior Notes, Due 2015 (includes interest rate hedge of $16.9; net of unamortized discount of $1.6)	465.3	—
5% Senior Notes, Due 2015	250.0	250.0
4.70% Senior Notes, Due 2020 (net of unamortized discount of $0.1)	299.9	—
6 1/8% Senior Subordinated Notes, Due 2015	—	500.0
Other	24.3	34.0

	2,137.1	2,181.5
Less: Short-term Obligations and Current Maturities	105.8	117.5

	$2,031.3	$2,064.0

       The annual repayment requirements for debt obligations are as follows:

(In millions)

2011	$105.7
2012	351.9
2013	4.6
2014	401.7
2015	708.8
2016 and thereafter	530.9

2,103.6
Less: Unamortized discount	3.8
Add: Fair value of interest rate hedge	37.3

$2,137.1

       See Note 12 for fair value information pertaining to the company's long-term obligations.

       Short-term obligations and current maturities of long-term obligations in the accompanying balance sheet included $3.7 million and $1.9 million at year-end 2010 and 2009, respectively, of short-term bank borrowings and borrowings under lines of credit of certain of the company's subsidiaries. The weighted average interest rate for short-term borrowings was 10.63% and 11.42% at December 31, 2010 and 2009, respectively. In addition to available borrowings under the company's revolving credit agreement, discussed below, the company had unused lines of credit of $69.6 million as of December 31, 2010. These unused lines of credit generally provide for short-term unsecured borrowings at various interest rates.

       In December 2010, the company obtained short-term financing commitments from two investment banking firms to fund $1.5 billion of the purchase price of Dionex. Interest on the short-term debt would have been computed based on one of several Federal Funds or LIBOR-based rates, the most favorable of which was 1.75% at December 31, 2010. However, in February 2011, the company issued $2.2 billion of senior notes (see Note 17), primarily to fund the pending acquisition of Dionex, and terminated the short-term financing commitment.

Credit Facilities

       The company has a revolving credit facility with a bank group that provides for up to $1 billion of unsecured multi-currency revolving credit that will expire in August 2012. The agreement calls for interest at either a LIBOR-based rate or a rate based on the prime lending rate of the agent bank, at the company's option. The rate at December 31, 2010, was between 0.44% and 0.65% (depending on duration) under the more favorable of the two rates. The revolving credit facility allows for the issuance of letters of credit, which reduces the amount available for borrowing. The agreement contains affirmative, negative and financial covenants, and events of default customary for financings of this type. The financial covenant requires the company to maintain total leverage below a certain maximum level. The company was in compliance with all covenants between 2008 and 2010. The credit agreement permits the company to use the facility for working capital; acquisitions; repurchases of common stock, debentures and other securities; the refinancing of debt; and general corporate purposes. As of December 31, 2010, there were no borrowings under the revolver and $48.3 million in letters of credit outstanding, resulting in $951.7 million of borrowings available under the revolving credit facility.

2.50% Senior Convertible Notes due 2023

       At the November 2006 closing date of the merger with Fisher, the company assumed $300.0 million aggregate principal amount of 2.50% Senior Convertible Notes due 2023. Interest on the notes was payable on April 1 and October 1 of each year. The notes were convertible at the option of the holder, at a price of $23.73 per share, if the common stock price exceeded the trigger price of $28.48 for a period of time as defined in the agreement, or upon the occurrence of certain other events.

       During the fourth quarter of 2009, the company made a tender offer to purchase for cash any and all outstanding 2.50% Senior Convertible Notes due 2023 at a purchase price per $1,000 principal amount of $2,072.4743. At the expiration of the offer, the company purchased $282.3 million aggregate principal amount of such notes for an aggregate of $586.6 million including accrued and unpaid interest. The company recorded a loss of $10 million in 2009 on the early extinguishment of this debt in other expense, net on the accompanying statement of income. During 2010, the company purchased all of the remaining $13 million aggregate principal amount of the 2.50% Senior Convertible Notes due 2023 for an aggregate of $28 million.

Floating Rate Senior Convertible Debentures due 2033

       At the closing date of the merger with Fisher, the company assumed $344.4 million aggregate principal amount of Floating Rate Senior Convertible Debentures due 2033. Interest on the notes was payable on March 15, June 15, September 15 and December 15 of each year at an annual rate of 90-day LIBOR minus 1.25%. The notes were convertible at the option of the holder, at a price of $29.55 per share, if the common stock price exceeds the trigger price of $38.41 for a period of time as defined in the agreement, or upon the occurrence of certain other events.

       During 2010, following issuance of a redemption notice by the company, holders of the company's Floating Rate Convertible Senior Debentures due 2033 exercised conversion rights for the remaining $326 million in par value. The company paid the principal and the premium due upon conversion in cash for a total outlay of $573 million.

3.25% Senior Subordinated Convertible Notes due 2024

       At the closing date of the merger with Fisher, the company assumed $330.0 million aggregate principal amount of 3.25% Senior Subordinated Convertible Notes due 2024. Interest on the notes is payable on March 1 and September 1 of each year. The notes are convertible at the option of the holder, at a price of $40.20 per share, if the common stock price exceeds the trigger price of $48.24 for a period of time as defined in the agreement, or upon the occurrence of certain other events. The company will be required to deliver cash to holders upon conversion, up to the principal amount of notes converted. The company will have the option to satisfy any amount of conversion obligation in excess of the principal amount in cash and/or shares of common stock. The notes may be redeemed, in whole or in part, at the company's option, on or after March 2, 2011, at 100% of the principal amount plus accrued interest. In addition, holders of the notes have the option, subject to certain conditions, to require the company to purchase any notes held by them for 100% of the principal amount plus accrued interest on March 1, 2011, March 1, 2016 and March 1, 2021, or upon a change of control.

       For any holders of the company's convertible obligations electing to convert or if such debt is put to the company by holders on the next put date in 2011, the company currently intends to finance the cash payments that would be payable through borrowings under its revolving credit agreement to the extent such payments exceed $100 million which has been classified as a current maturity of long-term obligation in the accompanying 2010 balance sheet.

       The company separately accounts for the debt and equity components of its convertible debt in a manner that reflects the company's nonconvertible debt borrowing rate when interest cost is recognized. The debt, temporary equity and equity components recognized for the company's convertible debt are as follows:

(In millions)	2010	2009

Principal Amount of Convertible Debt	$329.3	$668.8
Unamortized Discount	1.4	10.9
Net Carrying Amount	327.9	657.9
Incremental Convertible Debt Obligation (Temporary Equity)	—	1.9
Capital in Excess of Par Value	18.1	30.7

       At December 31, 2010, the unamortized discount had a remaining weighted average recognition period of 3 months, to the first redemption date of the convertible debt. The amount of interest expense on the convertible debt recognized in the accompanying statement of income is as follows:

(In millions)	2010	2009	2008

Contractual Coupon Interest	$10.9	$18.4	$25.0
Amortization of Discount on Convertible Debt	9.1	22.5	21.6

Interest Expense	$20.0	$40.9	$46.6

Effective Interest Rate	4.7%	4.3%	5.1%

2.15% Senior Notes due 2012

       On November 20, 2009, the company issued $350 million principal amount of 2.15% Senior Notes due 2012. Interest on the notes is payable on June 28 and December 28 of each year. The notes may be redeemed at any time at a redemption price of 100% of the principal amount plus a specified make-whole premium plus accrued interest. The company is subject to certain affirmative and negative covenants.

       At the issuance of debt, the company entered into 3 month LIBOR-based interest rate swap arrangements with various banks. The aggregate amount of the swaps is equal to the principal amount of the 2.15% Notes and the payment dates of the swaps coincide with the payment dates of the notes. The swap contracts provide for the company to pay a variable interest rate of 3 month USD LIBOR plus a spread of 0.4194% (0.72% at December 31, 2010) and to receive a fixed interest rate of 2.15%. The variable interest rate resets quarterly. The swaps have been accounted for as a fair value hedge of the 2.15% Notes.

3.25% Senior Notes due 2014

       On November 20, 2009, the company issued $400 million principal amount of 3.25% Senior Notes due 2014. Interest on the notes is payable on May 20 and November 20 of each year. The notes may be redeemed at any time at a redemption price of 100% of the principal amount plus a specified make-whole premium plus accrued interest. The company is subject to certain affirmative and negative covenants.

       At the issuance of debt, the company entered into 3 month LIBOR-based interest rate swap arrangements with various banks. The aggregate amount of the swaps is equal to the principal amount of the 3.25% Notes and the payment dates of the swaps coincide with the payment dates of the 3.25% Notes. The swap contracts provide for the company to pay a variable interest rate of 3 month USD LIBOR plus a spread of 0.7245% (1.01% at December 31, 2010) and to receive a fixed interest rate of 3.25%. The variable interest rate resets quarterly. The swaps have been accounted for as a fair value hedge of the 3.25% Notes.

3.20% Senior Notes due 2015

       On April 27, 2010, the company issued $450 million principal amount of 3.20% Senior Notes due 2015. Interest on the notes is payable on May 1 and November 1 of each year. The notes may be redeemed at any time at a redemption price of 100% of the principal amount plus a specified make-whole premium plus accrued interest. The company is subject to certain affirmative and negative covenants, the most restrictive of which limits the ability of the company to pledge principal properties as security under borrowing arrangements.

       At the issuance of debt, the company entered into six-month LIBOR-based interest rate swap arrangements with various banks. The aggregate amount of the swaps is equal to the principal amount of the 3.20% Notes and the payment dates of the swaps coincide with the payment dates of the 3.20% Notes. The swap contracts provide for the company to pay a variable interest rate of six-month USD LIBOR plus a spread of 0.4512% (0.90% at December 31, 2010) and to receive a fixed interest rate of 3.20%. The variable interest rate resets semi-annually. The swaps have been accounted for as a fair value hedge of the 3.20% Notes.

5% Senior Notes due 2015

       In 2005, the company issued $250 million principal amount of 5% Senior Notes due 2015. Interest on the notes is payable on June 1 and December 1 of each year. The notes may be redeemed at any time at a redemption price of 100% of the principal amount plus a specified make-whole premium plus accrued interest. The company is subject to certain affirmative and negative covenants.

       Prior to issuing this debt, the company entered into forward starting pay fixed swap agreements with several banks to mitigate the risk of interest rates rising prior to completion of a debt offering. Based on the company's conclusion that a debt offering was probable and that such debt would carry semi-annual interest payments over a 10-year term, the swaps hedged the cash flow risk for each of the semi-annual fixed-rate interest payments on $250 million of principal amount of the 10-year fixed-rate debt issue (or any subsequent refinancing of such debt). The change in the fair value of the hedge upon termination was $2.0 million, net of tax, and was classified as a reduction of accumulated other comprehensive items within shareholders' equity and is being amortized to interest expense over the term of the debt through 2015.

4.70% Senior Notes due 2020

       On April 27, 2010, the company issued $300 million principal amount of 4.70% Senior Notes due 2020. Interest on the notes is payable on May 1 and November 1 of each year. The notes may be redeemed at any time at a redemption price of 100% of the principal amount plus a specified make-whole premium plus accrued interest. The company is subject to certain affirmative and negative covenants, the most restrictive of which limits the ability of the company to pledge principal properties as security under borrowing arrangements.

6 3/4% Senior Subordinated Notes due 2014

       At the closing date of the merger with Fisher, the company assumed $300 million principal amount of 6 3/4% Senior Subordinated Notes due 2014. Interest on the notes was payable on February 15 and August 15 of each year. The notes were redeemed at a redemption price of 103.375% of the principal amount plus accrued interest in December 2009 for a total cash outlay of $317 million. The company recorded a loss of $5 million in 2009 on the early extinguishment of this debt in other expense, net on the accompanying statement of income.

6 1/8% Senior Subordinated Notes due 2015

       At the closing date of the merger with Fisher, the company assumed $500 million principal amount of 6 1/8% Senior Subordinated Notes due 2015. Interest on the notes was payable on January 1 and July 1 of each year. The notes were redeemed at a redemption price of 103.063% of the principal amount in July 2010 for a total cash outlay of $515 million plus accrued interest. The company recorded a loss of $15 million in 2010 on the early extinguishment of this debt in other expense, net on the accompanying statement of income.